Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Revenue from External Customers by Geographic Areas [Table Text Block]
For the three months ended April 30,	2015	2014

United States	$179,076	$85,300
Canada	80,290	34,514

	$259,366	$119,814

	2015	2014
United States	$343,769	$394,867
Canada	213,443	244,240
	$557,212	$639,107

Long-lived Assets by Geographic Areas [Table Text Block]
	2015		2014
	Equipment	Intangible assets	Equipment	Intangible assets

United States	$12,688	$14,211	$-	$-
Canada	8,453	29,945	6,300	39,877

	$21,141	$44,156	$6,300	$39,877

Schedule of Estimated Useful Lives of Property and Equipment [Table Text Block]
Years

Furniture and equipment	4
Computer equipment	2

Schedule of Fair Value of Convertible Promissory Notes Using the Black Scholes Option Pricing Model [Table Text Block]
	2015	2014
Risk-free interest rate	0.61%	0.05%
Expected life (years)	2.34	0.36
Expected volatility (1)	147.42%	212.64%
Stock price	$0.12	$0.08
Dividend yields	0.00%	0.00%